Pay vs Performance Disclosure	12 Months Ended
	Apr. 01, 2023 USD ($) shares	Apr. 02, 2022 USD ($) shares	Mar. 27, 2021 USD ($) shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Below is information about the relationship between executive compensation actually paid to our named executive officers and our financial performance, as prepared in accordance with SEC rules. For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which we also used for purposes of the Stock Performance Graph in our 2023 Annual Report on Form 10-K. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 59.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for CEO[1] (b)	Compensation Actually Paid to CEO2-5 (c)	Average Summary Compensation Table Total for Non-CEOs NEOs[1] (d)	Average Compensation Actually Paid to Non-CEOs NEOs2-5 (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return[6] (g)	Net Income ($ millions) (h)	Adjusted Operating Profit Margin[7] (i)
2023	14,471,356	14,004,639	7,603,556	7,025,927	181.19	137.62	522.7	13.7%
2022	18,553,058	18,143,171	12,597,031	12,208,407	168.70	176.27	600.1	13.4%
2021	12,063,568	25,475,834	8,621,310	15,031,334	179.67	209.53	-121.1	4.8%
1.	Mr. Louvet is the CEO for each of the years shown. The Non-CEO NEOs include Mr. R. Lauren, Ms. Nielsen, and Mr. D. Lauren for each of the years shown, Ms. Alagoz for Fiscal 2023 and Howard Smith, our Former Chief Commercial Officer, for Fiscal 2022 and Fiscal 2021.
2.	Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid (“CAP”) columns were determined based on applicable SEC rules with respect to previously granted service-based RSUs and PSUs. For PSUs, changes in fair value were calculated as of the end of the covered year based on the probable outcome of performance conditions, with the PSUs-TSR for Fiscal 2023, Fiscal 2022, and Fiscal 2021 calculated pursuant to a Monte Carlo simulation, as of the last day of the applicable year. No stock options were granted or continued to vest during Fiscal 2023, Fiscal 2022, and Fiscal 2021.
3.	For Fiscal 2023, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2023 Summary Compensation Table (“SCT”)	14,471,356	7,603,556
Less: Value of stock awards reported in SCT	9,110,544	4,167,633
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	11,554,627	5,315,211
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(1,011,215)	(1,210,642)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,899,585)	(514,565)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2023	14,004,639	7,025,927
4.	For Fiscal 2022, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2022 SCT	18,553,058	12,597,031
Less: Value of stock awards reported in SCT	9,228,711	5,258,016
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,881,406	5,950,050
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(2,116,559)	(1,082,579)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	53,977	1,921
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2022	18,143,171	12,208,407
5.	For Fiscal 2021, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2021 SCT	12,063,568	8,621,310
Less: Value of stock awards reported in SCT	7,131,351	4,247,644
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	12,943,487	7,384,070
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	5,826,919	2,725,747
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	1,773,211	547,851
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2021	25,475,834	15,031,334
6.	The peer group used for this purpose is the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index which is also used for purposes of the Stock Performance Graph in our 2023 Annual Report on Form 10-K.
7.	We chose Adjusted Operating Profit Margin as our Company Selected measure for evaluating Pay versus Performance because it is a key metric in our short-term incentive plan and in our Fiscal 2022 long-term incentive plan for PSUs. Adjusted Operating Profit Margin is a non-GAAP measure. Please refer to Appendix B to this Proxy Statement for additional detail on this measure.

Company Selected Measure Name	Adjusted Operating Profit Margin
Named Executive Officers, Footnote [Text Block]
1.	Mr. Louvet is the CEO for each of the years shown. The Non-CEO NEOs include Mr. R. Lauren, Ms. Nielsen, and Mr. D. Lauren for each of the years shown, Ms. Alagoz for Fiscal 2023 and Howard Smith, our Former Chief Commercial Officer, for Fiscal 2022 and Fiscal 2021.

Peer Group Issuers, Footnote [Text Block]
6.	The peer group used for this purpose is the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index which is also used for purposes of the Stock Performance Graph in our 2023 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 14,471,356	$ 18,553,058	$ 12,063,568
PEO Actually Paid Compensation Amount	$ 14,004,639	18,143,171	25,475,834
Adjustment To PEO Compensation, Footnote [Text Block]
3.	For Fiscal 2023, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2023 Summary Compensation Table (“SCT”)	14,471,356	7,603,556
Less: Value of stock awards reported in SCT	9,110,544	4,167,633
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	11,554,627	5,315,211
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(1,011,215)	(1,210,642)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,899,585)	(514,565)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2023	14,004,639	7,025,927
4.	For Fiscal 2022, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2022 SCT	18,553,058	12,597,031
Less: Value of stock awards reported in SCT	9,228,711	5,258,016
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,881,406	5,950,050
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(2,116,559)	(1,082,579)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	53,977	1,921
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2022	18,143,171	12,208,407
5.	For Fiscal 2021, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2021 SCT	12,063,568	8,621,310
Less: Value of stock awards reported in SCT	7,131,351	4,247,644
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	12,943,487	7,384,070
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	5,826,919	2,725,747
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	1,773,211	547,851
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2021	25,475,834	15,031,334

Non-PEO NEO Average Total Compensation Amount	$ 7,603,556	12,597,031	8,621,310
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,025,927	12,208,407	15,031,334
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.	For Fiscal 2023, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2023 Summary Compensation Table (“SCT”)	14,471,356	7,603,556
Less: Value of stock awards reported in SCT	9,110,544	4,167,633
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	11,554,627	5,315,211
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(1,011,215)	(1,210,642)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,899,585)	(514,565)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2023	14,004,639	7,025,927
4.	For Fiscal 2022, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2022 SCT	18,553,058	12,597,031
Less: Value of stock awards reported in SCT	9,228,711	5,258,016
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,881,406	5,950,050
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(2,116,559)	(1,082,579)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	53,977	1,921
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2022	18,143,171	12,208,407
5.	For Fiscal 2021, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:
	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2021 SCT	12,063,568	8,621,310
Less: Value of stock awards reported in SCT	7,131,351	4,247,644
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	12,943,487	7,384,070
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	5,826,919	2,725,747
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	1,773,211	547,851
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2021	25,475,834	15,031,334

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts present the relationship of CAP to TSR, Net Income, and Adjusted Operating Profit Margin, as well as the relationship between our TSR and the TSR of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index.

Compensation Actually Paid vs. Net Income [Text Block]

The following charts present the relationship of CAP to TSR, Net Income, and Adjusted Operating Profit Margin, as well as the relationship between our TSR and the TSR of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following charts present the relationship of CAP to TSR, Net Income, and Adjusted Operating Profit Margin, as well as the relationship between our TSR and the TSR of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index.

Total Shareholder Return Vs Peer Group [Text Block]

The following charts present the relationship of CAP to TSR, Net Income, and Adjusted Operating Profit Margin, as well as the relationship between our TSR and the TSR of the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index.

Tabular List [Table Text Block]

Tabular List

The following tabular list sets forth those measures, which, in our assessment, represent the three financial performance measures and the one non-financial performance measure that we use to link the compensation paid to our named executive officers for Fiscal 2023 to Company performance. See “Compensation Discussion and Analysis”, beginning on page 59 for more information about how these measures impact our NEOs’ compensation.

Financial Performance Measures
Adjusted Operating Profit Margin (“OPM”)
Total Company Revenue
Relative Total Shareholder Return (“TSR”)

Total Shareholder Return Amount	$ 181.19	168.7	179.67
Peer Group Total Shareholder Return Amount	137.62	176.27	209.53
Net Income (Loss)	$ 522,700,000	$ 600,100,000	$ (121,100,000)
Company Selected Measure Amount	0.137	0.134	0.048
PEO Name	Mr. Louvet	Mr. Louvet	Mr. Louvet
Stock Options Granted (in shares) | shares	0	0	0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit Margin (“OPM”)
Non-GAAP Measure Description [Text Block]
7.	We chose Adjusted Operating Profit Margin as our Company Selected measure for evaluating Pay versus Performance because it is a key metric in our short-term incentive plan and in our Fiscal 2022 long-term incentive plan for PSUs. Adjusted Operating Profit Margin is a non-GAAP measure. Please refer to Appendix B to this Proxy Statement for additional detail on this measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Company Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (“TSR”)
PEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,110,544)	$ (9,228,711)	$ (7,131,351)
PEO [Member] | Year-end Value of Stock Awards Granted in Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,554,627	10,881,406	12,943,487
PEO [Member] | Change in Fair Value (from Prior Year-end) of Stock Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,011,215)	(2,116,559)	5,826,919
PEO [Member] | Fair Value of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value (from Prior Year-end) of Prior Year Stock Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,899,585)	53,977	1,773,211
PEO [Member] | Prior Year-end Fair Value of Stock Awards Granted in Prior Years that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,167,633)	(5,258,016)	(4,247,644)
Non-PEO NEO [Member] | Year-end Value of Stock Awards Granted in Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,315,211	5,950,050	7,384,070
Non-PEO NEO [Member] | Change in Fair Value (from Prior Year-end) of Stock Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,210,642)	(1,082,579)	2,725,747
Non-PEO NEO [Member] | Fair Value of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value (from Prior Year-end) of Prior Year Stock Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(514,565)	1,921	547,851
Non-PEO NEO [Member] | Prior Year-end Fair Value of Stock Awards Granted in Prior Years that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0